Shareholder Report, Average Annual Return (Details)	12 Months Ended		56 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Hennessy Cornerstone Growth Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%			19.14%	10.13%
Hennessy Cornerstone Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%			19.53%	10.49%
Hennessy Focus Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	32.82%			16.63%	11.21%
Hennessy Focus Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	33.34%			17.07%	11.63%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%			22.69%	11.89%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%			23.13%	12.30%
Hennessy Cornerstone Large Growth Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%			12.70%	9.63%
Hennessy Cornerstone Large Growth Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%			13.00%	9.93%
Hennessy Cornerstone Value Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.69%			16.52%	9.59%
Hennessy Cornerstone Value Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%			16.78%	9.83%
Hennessy Total Return Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%			9.24%	6.52%
Hennessy Equity and Income Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%			6.66%	6.23%
Hennessy Equity and Income Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%			7.05%	6.63%
Hennessy Balanced Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%			6.06%	4.57%
Hennessy Energy Transition Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%			30.67%	7.41%
Hennessy Energy Transition Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%			31.09%	7.73%
Hennessy Midstream Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	[1]		28.00%	5.82%
Hennessy Midstream Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	[2]		28.29%	6.08%
Hennessy Gas Utility Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%			12.89%	7.97%
Hennessy Gas Utility Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%			13.24%	8.27%
Hennessy Japan Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	18.97%			5.17%	8.64%
Hennessy Japan Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	19.41%			5.57%	9.06%
Hennessy Japan Small Cap Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	32.67%			7.45%	9.46%
Hennessy Japan Small Cap Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	33.21%			7.88%	9.87%
Hennessy Large Cap Financial Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	29.07%			12.66%	10.18%
Hennessy Large Cap Financial Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	29.50%			13.05%	10.57%
Hennessy Small Cap Financial Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%			14.49%	7.65%
Hennessy Small Cap Financial Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%			14.88%	8.03%
Hennessy Technology Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	25.78%			15.11%	13.34%
Hennessy Technology Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	26.07%			15.40%	13.64%
Hennessy Sustainable ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%		6.47%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%			11.50%	9.36%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		14.14%	17.64%	14.64%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%			16.74%	14.08%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%			11.17%	12.65%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%			12.33%	10.63%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%			17.05%	14.39%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%			14.28%	9.97%
Dow Jones Industrial Average Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%			14.61%	12.85%
75/25 Blended DJIA/Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%			11.86%	10.32%
50/50 Blended DJIA/Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%			8.68%	7.61%
S&P 500® Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%			30.48%	6.90%
Alerian US Midstream Energy Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%			32.56%	10.03%
AGA Stock Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%			13.68%	9.03%
Russell/Nomura Total Market™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.75%			10.19%	7.97%
Tokyo Stock Price Index (TOPIX)
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%			10.07%	7.79%
Russell/Nomura Small Cap™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.63%			6.88%	6.81%
Russell 1000® Index Financials
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%			20.49%	14.34%
Russell 2000® Index Financials
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%			12.74%	8.13%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.99%			17.68%	17.80%

[1]	Performance has been adjusted in the financial statements due to an adjustment in the Fund's deferred income tax liability resulting from unrealized gains. This adjustment resulted in a change to the Investor Class NAV from $11.87 to $11.39 as of October 31, 2024, and $11.28 to $11.23 as of October 31, 2025.
[2]	Performance has been adjusted in the financial statements due to an adjustment in the Fund's deferred income tax liability resulting from unrealized gains. This adjustment resulted in a change to the Institutional Class NAV from $12.43 to $11.95 as of October 31, 2024, and $11.89 to $11.84 as of October 31, 2025.